Investment Objectives and Goals - Morgan Dempsey Large Cap Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Morgan Dempsey Large Cap Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Morgan Dempsey Large Cap Value ETF (the “Fund”) seeks to provide a high level of current income and long-term capital appreciation.